BANK LOANS (Details Narrative) - USD ($)	6 Months Ended
	Jun. 30, 2021	Jun. 30, 2020	Dec. 31, 2020
Debt Instrument [Line Items]
Short-term bank loans	$ 5,949,005		$ 6,210,176
Debt instrument maturity date description	mature on various dates from July 7, 2021 to April 30, 2022.
Weighted average interest rate, percentage	5.84%	6.33%
Interest expenses	$ 200,000	$ 200,000
Minimum [Member]
Debt Instrument [Line Items]
Borrowings, interest rate	4.95%
Maximum [Member]
Debt Instrument [Line Items]
Borrowings, interest rate	6.22%